Financial income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Component Of Other Non Operating Income Expense [Abstract]
Bank charges and other financial expenses	$ (138)	$ (185)	$ (596)
Amortization of discount of convertible notes	(2,555)	(2,541)	(2,527)
Derivatives and hedging	0	(395)	(875)
Exchange rate gain (loss), net	(859)	131	1,141
Amortization of premium and accretion of discount on marketable securities, net	4,753	730	(6,385)
Interest income, net	26,505	22,423	12,866
Total	$ 27,706	$ 20,163	$ 3,624